Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Liquidity

 (2) Liquidity

Zoom’s cash balance on March 31, 2013 was $195 thousand, down slightly from December 31, 2012. Zoom’s $0.1 million decrease in bank debt and $0.3 million loss in the first quarter of 2013 were the main reasons for the decrease in cash.  This was offset by Zoom’s $0.5 million decrease in net accounts receivable, which increased cash. Zoom’s current ratio was 2.2 on March 31, 2013.

On March 31, 2013 the Company had working capital of $2.5 million including $0.2 million in cash and cash equivalents.  On December 31, 2012 we had working capital of $2.9 million including $0.2 million in cash and cash equivalents. Our current ratio at March 31, 2013 was 2.2 compared to 2.3 at December 31, 2012. The primary reasons for the lower current ratio were Zoom’s loss of $0.3 million for the first three months of 2013 and the decrease in gross accounts receivable.

To conserve cash and manage our liquidity, we have for years implemented cost-cutting initiatives including the reduction of employee headcount and overhead costs. On March 31, 2013 we had 30 employees, down from 31 employees on March 31, 2012.  On March 31, 2013 we had 10,600 square feet of headquarter space, down from 14,400 square feet on March 31, 2012.  On May 6, 2013 we planned further personnel cost reductions consistent with our ongoing review of expenses, net loss, and liquidity.

On April 10, 2012 Zoom Telephonics, Inc. entered into a Loan and Security Agreement with Silicon Valley Bank (the “Loan Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated April 13, 2012. The Loan Agreement provided for up to $1 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Loan Agreement. The Loan Agreement had a one year term which was set to expire April 9, 2013. Borrowings were secured by all of Zoom’s assets including Zoom’s intellectual property. Zoom terminated this loan with payment in full on December 19, 2012 in connection with a financing agreement with Rosenthal & Rosenthal.

On December 18, 2012, Zoom Telephonics, Inc. (“Zoom”) entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). This Financing Agreement was filed with the SEC in an 8-K dated December 21, 2012.  The Financing Agreement provides for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement has a two year term. Borrowings are secured by all of Zoom’s assets including Zoom’s intellectual property. The Financing Agreement contained several covenants, including a requirement that we maintain specific levels of tangible net worth and working capital.

The Company is continuing to develop new products and to take other measures to increase sales.  Increasing sales typically result in increased inventory and higher accounts receivable, both of which reduce cash.  Zoom has two significant accounts who buy from Zoom on a consignment basis.  Consigned inventory tends to result in the slowest payment to Zoom, since Zoom is only paid after the consigned inventory is sold by Zoom’s customer.

The Company has had recurring net losses and continues to experience negative cash flows from operations. If these losses continue, management does not believe the Company has sufficient resources to fund its normal operations over the next 12 months.  The Company may need to raise capital.  Additional financing may not be available on terms favorable to the Company, or at all.  If these funds are not available, the Company may not be able to execute its business plan or take advantage of business opportunities.  The ability of the Company to obtain such additional financing and to achieve its operating goals is uncertain.  In the event that the Company does not obtain additional capital or is not able to increase cash flow through the increase of sales, there is substantial doubt as to its ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On December 31, 2012 we had working capital of $2.9 million including $0.2 million in cash and cash equivalents.  On December 31, 2011 we had working capital of $3.6 million including $0.6 million in cash and cash equivalents. Our current ratio at December 31, 2012 was 2.3 compared to 3.5 at December 31, 2011.

In 2012, the Company’s operating activities used $1.3 million in cash, primarily to fund an increase of $0.7 million in gross receivables and a net loss of $0.7 million.

In 2012, the Company’s net cash provided by financing activities was $0.9 million resulting from an increase in bank debt. In 2011, the Company’s net cash provided by financing activities was $0.4 million from the net proceeds of a rights offering completed in November 2011.  Under the rights offering, existing shareholders of the Company’s common stock were granted rights to purchase, at an offering price of $0.27 per share, 2 shares of stock for each share held.  The rights offering resulted in the issuance of 1,523,082 shares of common stock.

To conserve cash and manage our liquidity, we have implemented cost-cutting initiatives including the reduction of employee headcount and overhead costs. On December 31, 2012 we had a headcount of 30 compared to 31 as of December 31, 2011. As of February 28, 2013 we had 30 full-time and part-time employees and 1 consultant in sales that was not included in our headcount.  We plan to continue to assess our cost structure as it relates to our revenues and cash position, and we may make further reductions if the actions are deemed necessary.

On April 10, 2012 Zoom Telephonics, Inc. entered into a Loan and Security Agreement with Silicon Valley Bank (the “Loan Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated April 13, 2012. The Loan Agreement provided for up to $1 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Loan Agreement. The Loan Agreement had a one year term which was set to expire April 9, 2013. Borrowings were secured by all of Zoom’s assets including Zoom’s intellectual property. The Loan Agreement contained several covenants, including a requirement that Zoom maintain a tangible net worth of at least $3.0 million.

On December 18, 2012, Zoom Telephonics, Inc. (“Zoom”) entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated December 21, 2012.  The Financing Agreement provides for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement has a two year term. Borrowings are secured by all of Zoom’s assets including Zoom’s intellectual property. The Loan Agreement contained several covenants, including a requirement that we maintain a tangible net worth not less than $2.5 million and working capital not less than $2.5 million.

Zoom used a portion of the proceeds from the financing arrangement with Rosenthal & Rosenthal, Inc. to pay off its existing loan of $879,047 with Silicon Valley Bank.  On December 19, 2012, the Loan and Security Agreement, dated April 10, 2012, between Zoom and Silicon Valley Bank was terminated upon payment in full by Zoom of all amounts owed under such agreement.

There is substantial doubt in our ability to continue as a going concern due to the risk that we may not have sufficient cash and liquid assets at December 31, 2012 to cover our operating and capital requirements for the next twelve-month period; and if in that case sufficient cash cannot be obtained, we would have to substantially alter, or possibly even discontinue, operations.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

At December 31, 2012 the Company's total current assets were $5.1 million and current liabilities were $2.2 million, which included $0.9 million in bank debt. The Company did not have any long-term debt at December 31, 2012.